UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.07%
Auto Components - 3.71%
Gentex Corp.	57,600	$1,317,312
Beverage Manufacturing - 2.85%
Monster Beverage Corp. (a)	18,500	1,009,915
Capital Markets - 4.34%
Eaton Vance Corp.	19,000	788,690
SEI Investments Co.	12,200	373,442
Waddell & Reed Financial, Inc.	8,200	377,528
		1,539,660
Commercial Services & Supplies - 6.91%
Copart, Inc. (a)	20,400	701,556
Rollins, Inc.	41,000	1,035,660
Stericycle, Inc. (a)	6,500	713,440
		2,450,656
Distributors - 4.07%
LKQ Corp. (a)	59,000	1,444,320
Electrical Equipment - 3.96%
AMETEK, Inc.	32,550	1,404,533
Electronic Equipment, Instruments & Components - 3.09%
Trimble Navigation Ltd. (a)	26,400	736,560
Amphenol Corp.	4,600	358,340
		1,094,900
Energy Equipment & Services - 1.29%
Oceaneering International, Inc.	6,300	456,624
Health Care Equipment & Supplies - 7.13%
IDEXX Laboratories, Inc. (a)	12,700	1,046,988
ResMed, Inc.	30,900	1,483,200
		2,530,188
Health Care Technology - 1.58%
HMS Holdings Corp. (a)	22,500	560,250
Hotels, Restaurants & Leisure - 4.22%
Panera Bread Co. (a)	7,800	1,496,274
Household Products - 1.97%
Church & Dwight Co., Inc.	11,500	699,315
IT Services - 6.35%
Jack Henry & Associates, Inc.	33,500	1,572,155
MAXIMUS, Inc.	4,400	328,372
NeuStar, Inc. (a)	7,300	353,758
		2,254,285
Leisure Equipment & Products - 1.08%
Polaris Industries, Inc.	4,000	382,040
Life Sciences Tools & Services - 2.28%
Mettler-Toledo International, Inc. (a)	3,700	807,562
Machinery - 13.20%
Donaldson Co., Inc.	36,100	1,354,110
Graco, Inc.	12,000	773,400
Wabtec Corp/DE	7,600	836,076
Nordson Corp.	5,000	356,100
Lincoln Electric Holdings, Inc.	6,200	370,760
Valmont Industries, Inc.	6,500	990,145
		4,680,591
Metals & Mining - 2.95%
Royal Gold, Inc.	19,100	1,045,916
Road & Rail - 4.96%
JB Hunt Transport Services, Inc.	11,300	832,358
Kansas City Southern	3,600	398,520
Landstar System, Inc.	10,000	527,900
		1,758,778
Software - 12.95%
ANSYS, Inc. (a)	14,100	1,050,450
FactSet Research Systems, Inc.	10,500	1,030,995
MICROS Systems, Inc. (a)	25,500	1,076,100
SolarWinds, Inc. (a)	34,100	1,437,315
		4,594,860
Specialty Retail - 7.02%
PetSmart, Inc.	15,500	1,046,250
Tractor Supply Co.	12,900	1,444,542
		2,490,792
Textiles, Apparel & Luxury Goods - 1.19%
Under Armour, Inc. (a)	6,800	421,600
Trading Companies & Distributors - 1.98%
MSC Industrial Direct Co., Inc.	8,500	702,695
TOTAL COMMON STOCKS (Cost $30,635,336)		$35,143,066

SHORT-TERM INVESTMENTS - 1.06%
Money Market Funds - 1.06%
Fidelity Institutional Money Market Portfolio	376,294	376,294
TOTAL SHORT-TERM INVESTMENTS (Cost $376,294)		376,294

Total Investments (Cost $31,011,630) - 100.13%		35,519,360
Liabilities in Excess of Other Assets - (0.14%)		(48,582)
TOTAL NET ASSETS - 100.00%		$35,470,778

(a) Non-income producing security.

Ltd. Limited is a term indicating a company is incorporated and shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$31,011,630
Gross unrealized appreciation	$5,570,792
Gross unrealized depreciation	$(1,063,062)
Net unrealized appreciation	$4,507,730

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Mid Cap Fund Growth (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on May 26, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$35,143,067	$-	$-	$35,143,067
Short-Term Investments		376,294	-	376,294

Total Investments in Securities	$35,143,067	$376,294	$-	$35,519,361

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2013.

The Fund held no Level 3 securities during the period ended May 31, 2013.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended May 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2013.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.02%
Aerospace & Defense - 2.68%
United Technologies Corp.	36,000	$3,416,400
Beverages - 2.60%
PepsiCo, Inc.	41,000	3,311,570
Capital Markets - 3.42%
Franklin Res, Inc.	11,000	1,702,910
T. Price Rowe Group, Inc.	35,000	2,655,100
		4,358,010
Chemicals - 10.06%
Air Products & Chemicals, Inc.	33,000	3,115,530
Albemarle Corp.	39,000	2,609,880
Ecolab, Inc.	50,000	4,223,500
Praxair, Inc.	25,000	2,858,250
		12,807,160
Commercial Banks - 3.47%
Wells Fargo & Co.	109,000	4,419,950
Communications Equipment - 1.12%
Cisco Systems, Inc.	59,000	1,420,720
Computers & Peripherals - 2.45%
EMC Corp.	126,000	3,119,760
Diversified Telecommunication Services - 3.81%
AT&T, Inc.	105,000	3,673,950
TELUS Corp. (b)	34,000	1,180,140
		4,854,090
Electric Utilities - 2.86%
The Southern Co.	83,000	3,643,700
Electrical Equipment - 2.48%
Emerson Electric Co.	55,000	3,160,300
Energy Equipment & Services - 5.73%
National Oilwell Varco, Inc.	59,000	4,147,700
Schlumberger Ltd. (b)	43,000	3,140,290
		7,287,990
Food & Staples Retailing - 6.04%
CVS Caremark Corp.	75,000	4,318,500
Wal-Mart Stores, Inc.	45,000	3,367,800
		7,686,300
Food Products - 0.93%
General Mills, Inc.	25,000	1,177,000
Gas Utilities - 1.92%
Atmos Energy Corp.	58,000	2,448,760
Health Care Providers & Services - 5.67%
Express Scripts Holding Co. (a)	73,000	4,534,760
Laboratory Corp. of America Holdings (a)	27,000	2,686,230
		7,220,990
Hotels, Restaurants & Leisure - 2.13%
Starbucks Corp.	43,000	2,712,010
Industrial Conglomerates - 4.76%
General Electric Co.	260,000	6,063,200
Insurance - 3.28%
Aflac, Inc.	75,000	4,176,750
Media - 9.13%
Comcast Corp.	81,000	3,252,150
Time Warner Cable, Inc.	42,000	4,011,420
Walt Disney Co.	69,000	4,352,520
		11,616,090
Multiline Retail - 1.80%
Target Corp.	33,000	2,293,500
Multi-Utilities - 2.85%
Wisconsin Energy Corp.	89,000	3,632,090
Oil, Gas & Consumable Fuels - 4.35%
Apache Corp.	36,000	2,956,680
Occidental Petroleum Corp.	28,000	2,577,960
		5,534,640
Pharmaceuticals - 4.32%
Johnson & Johnson	35,000	2,946,300
Perrigo Co.	22,000	2,550,020
		5,496,320
Software - 4.85%
Microsoft Corp.	177,000	6,173,760
Specialty Retail - 2.38%
Tiffany & Co.	39,000	3,033,420
Water Utilities - 1.93%
Aqua America, Inc.	79,000	2,456,110
TOTAL COMMON STOCKS (Cost $97,079,299)		$123,520,590

EXCHANGE TRADED FUNDS - 2.10%
Vanguard InformationTechnology ETF	35,000	2,674,350
TOTAL EXCHANGE TRADED FUNDS (Cost $2,642,759)		2,674,350

SHORT-TERM INVESTMENTS - 0.87%
Money Market Funds - 0.87%
Fidelity Institutional Money Market Portfolio	1,102,572	1,102,572
TOTAL SHORT-TERM INVESTMENTS (Cost $1,102,572)		1,102,572

Total Investments (Cost $100,824,630) - 99.99%		127,297,512
Other Assets in Excess of Liabiliies - 0.01%		18,460
TOTAL NET ASSETS - 100.00%		$127,315,972

(a) Non-income producing security.
(b) Foreign issued security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$100,824,630
Gross unrealized appreciation	$26,969,301
Gross unrealized depreciation	$(496,419)
Net unrealized appreciation	$26,472,882

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Quality Large Cap Fund Growth (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on May 26, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31,2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$123,520,590	$-	$-	$123,520,590
				$-
Short-Term Investments		1,102,572	-	$1,102,572

Total Investments in Securities	$126,194,940	$1,102,572	$-	$127,297,512

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2013.

The Fund held no Level 3 securities during the period ended May 31, 2013.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended May 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel,  President

Date July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
   John Buckel, President

Date July 24, 2013

By (Signature and Title)* /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date July 24, 2013

* Print the name and title of each signing officer under his or her signature.